As filed with the Securities and Exchange Commission on October 3, 1996

                                                       Registration Nos. 33-6931
                                                                        811-4727




                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-1A
                            REGISTRATION STATEMENT
                                  Under the
                            SECURITIES ACT OF 1933                         [ ]
                         Pre-Effective Amendment No.                       [ ]
                       Post-Effective Amendment No. 19
                     [x]
                                    and/or
                            REGISTRATION STATEMENT
                                  Under the
                        INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 20
                            [x]
                       (Check appropriate box or boxes)



                     Phoenix Strategic Equity Series Fund
              (Exact Name of Registrant as Specified in Charter)

   101 Munson Street, Greenfield, Massachusetts              01301
     (Address of Principal Executive Offices)              (Zip Code)

        c/o Phoenix Equity Planning Corporation--Shareholder Services
                                (800) 243-1574
             (Registrant's Telephone Number, including Area Code)

                             Philip R. McLoughlin
                  Vice Chairman and Chief Executive Officer
                      Phoenix Duff & Phelps Corporation
                              56 Prospect Street
                       Hartford, Connecticut 06115-0479
                   (name and address of Agent for Service)

                Approximate Date of Proposed Public Offering:




It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on      pursuant to paragraph (b)
[x] on November 1, 1996 pursuant to paragraph (b)(1)(v) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on      pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
[x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended on April 30, 1996 was filed by Registrant with the Commission on June 26, 1996.

     Parts A, B and C of Registrant's Post-Effective Amendment No. 15 under the Securities Act of 1933 ("1933 Act") and No. 16 under the Investment Company Act of 1940, filed on May 24, 1996, are incorporated by reference herein and this Post-Effective Amendment is being filed under 1933 Act Rule 485(b)(1)(v) for the sole purpose of delaying the effectiveness of the above-referenced Amendment.

                                   SIGNATURES



   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and State of Connecticut on the 3rd day of October, 1996.



                                            PHOENIX STRATEGIC EQUITY SERIES FUND

ATTEST: /s/ Thomas N. Steenberg             By: /s/ Philip R. McLoughlin
        -------------------------------         -------------------------------
           Thomas N. Steenberg                     Philip R. McLoughlin
           Assistant Secretary                     President




   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 3rd day of October, 1996.




             Signature                                   Title
-----------------------------------             ------------------------
-----------------------------------             Trustee
           C. Duane Blinn*

-----------------------------------             Trustee
            Robert Chesek*

-----------------------------------             Trustee
          E. Virgil Conway*

-----------------------------------             Treasurer (principal
          Nancy G. Curtiss*                     financial and
                                                accounting officer)

-----------------------------------             Trustee
         Harry Dalzell-Payne*

-----------------------------------             Trustee
         Francis E. Jeffries*

-----------------------------------             Trustee
          Leroy Keith, Jr.*

      /s/ Philip R. McLoughlin                  Trustee and President
   ---------------------------------
         Philip R. McLoughlin

                                       S-1

            Signature                                   Title
-----------------------------------             ------------------------

-----------------------------------             Trustee
          Everett L. Morris*

-----------------------------------             Trustee
           James M. Oates*

-----------------------------------             Trustee
         Calvin J. Pedersen*

-----------------------------------             Trustee
         Philip R. Reynolds*

-----------------------------------             Trustee
          Herbert Roth, Jr.*

-----------------------------------             Trustee
         Richard E. Segerson*

-----------------------------------             Trustee
       Lowell P. Weicker, Jr.*

By /s/ Philip R. McLoughlin
   --------------------------------



*Philip R. McLoughlin pursuant to powers of attorney filed previously.


                                      S-2